Net Income (Loss) Per Unit - Schedule of Anti-Dilutive Units (Details) - shares	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Series A preferred units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive units	511,695	482,246
Restricted units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive units	34,512	14,766